Income Taxes - Uncertain tax positions (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Uncertain tax position
Uncertain tax position, beginning balance	¥ 5,938,816	¥ 5,372,253	¥ 4,805,691
Gross increases - accrued interest in current period		566,563	566,562
Reversal	¥ (5,938,816)
Uncertain tax position, ending balance		¥ 5,938,816	¥ 5,372,253
PRC
Uncertain tax position
Statue of limitations, computational errors	3 years
Statue of limitations, special circumstances	5 years
Threshold of underpayment of tax liability for statute of limitations extended to five years	¥ 100,000
Statue of limitations, related party transaction	10 years
Statue of limitations, tax evasion	0 years